Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 52,897	¥ 40,080
Value-added tax to recoverable	42,644	44,514
Prepaid expenses	505	373
Prepaid income taxes	4,853	5,997
Other current assets	11,921	18,298
Prepayments and other current assets	112,820	109,262
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	40,983	21,128
Advances to suppliers	14,900	22,330
Other receivables and advances to suppliers	55,883	43,458
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (2,986)	¥ (3,378)